Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ 2,823,891	$ 1,617,474
Cash held by acting commodity futures brokers administrating open contracts	46,593,826	64,938,716
Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	2,558,637	1,517,757
Longest maturity date	Jun. 30, 2016	Jun. 30, 2015
Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	265,254	99,717
Longest maturity date	Mar. 31, 2014	Jan. 31, 2013
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	(1,225,581)	(1,105,501)
Cash held by acting commodity futures brokers administrating open contracts	36,356,986	43,297,414
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	(1,456,914)	(2,010,679)
Longest maturity date	Mar. 31, 2015	Sep. 30, 2014
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	231,333	905,178
Longest maturity date	Mar. 31, 2014	Mar. 31, 2013
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	1,791,720	687,712
Cash held by acting commodity futures brokers administrating open contracts	38,407,339	45,800,469
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	1,777,462	612,211
Longest maturity date	Dec. 31, 2016	Dec. 31, 2015
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ 14,258	$ 75,501
Longest maturity date	Jun. 30, 2014	May 31, 2013